SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Dec. 29, 2023 $ / shares	Dec. 31, 2023 CNY (¥) item loan	Dec. 31, 2023 USD ($) loan	Dec. 31, 2023 HKD ($) loan	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2020 item	Jan. 01, 2018 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss from continuing operations		¥ 531,021	$ (74,795)		¥ 768,990	¥ 522,672
Net cash (used in) generated from operating activities		(276,471)	$ (38,944)		(216,694)	(359,313)
Cash and cash equivalents		58,139			158,283		$ 8,189
Working capital		1,334,186					187,914
Accumulated deficit		¥ (4,064,589)			¥ (3,766,931)		$ (572,485)
Number of loan contracts | loan		5	5	5
Amount of loan contract		¥ 89,980	$ 12,672
Noon buying rate	7.0999
Conversion from noon buying rate to per share value | $ / shares	$ 1.00
Description of liquid investments maturity term		90 days	90 days	90 days
Number of reporting units after disposal of the GFHM | item		2			2		2
Interest costs incurred		¥ 223,936	$ 31,541		¥ 180,847	139,873
Interest and other costs relating to construction capitalized		58,267	8,207		60,490	66,084
Impairment on long-lived assets | ¥		¥ 0			¥ 0	¥ 0
Gross proceeds from the initial public offering			$ 71,044	$ 554,914
CHS [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of reporting units after disposal of the GFHM | item						2		2
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract		5 years					5 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract		20 years					20 years
Offices and facility under leases | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract		1 year					1 year
Lessee, operating lease, term of contract		1 year					1 year
Offices and facility under leases | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract		20 years					20 years
Land use rights under leases
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessee, finance lease, term of contract		50 years					50 years
Lessee, operating lease, term of contract		50 years					50 years
Equipment leased to others | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract		5 years					5 years
Equipment leased to others | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Lessor, sales-type lease, term of contract		20 years					20 years
Cumulative effect, period of adoption, adjusted balance
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accumulated deficit | ¥									¥ 5,632